Reporting Entity (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Consolidated Subsidiaries
(b)	Consolidated Subsidiaries as of December 31, 2019

(In millions)
Subsidiaries	Location	Percentage of ownership	Fiscal year end	Date of incorporation	Business	Capital stocks
LG Display America, Inc.	San Jose, U.S.A.	100%	December 31	September 24, 1999	Sell display products	USD	411
LG Display Germany GmbH	Eschborn, Germany	100%	December 31	November 5, 1999	Sell display products	EUR	1
LG Display Japan Co., Ltd.	Tokyo, Japan	100%	December 31	October 12, 1999	Sell display products	JPY	95
LG Display Taiwan Co., Ltd.	Taipei, Taiwan	100%	December 31	April 12, 1999	Sell display products	NTD	116
LG Display Nanjing Co., Ltd.	Nanjing, China	100%	December 31	July 15, 2002	Manufacture display products	CNY	3,020
LG Display Shanghai Co., Ltd.	Shanghai, China	100%	December 31	January 16, 2003	Sell display products	CNY	4
LG Display Poland Sp. z o.o.(*1).	Wroclaw, Poland	100%	December 31	September 6, 2005	Manufacture display products	PLN	511
LG Display Guangzhou Co., Ltd.	Guangzhou, China	100%	December 31	June 30, 2006	Manufacture display products	CNY	1,655
LG Display Shenzhen Co., Ltd.	Shenzhen, China	100%	December 31	August 28, 2007	Sell display products	CNY	4
LG Display Singapore Pte. Ltd.	Singapore	100%	December 31	January 12, 2009	Sell display products	USD	1.1
L&T Display Technology (Fujian) Limited	Fujian, China	51%	December 31	January 5, 2010	Manufacture and sell LCD module and LCD monitor sets	CNY	116
LG Display Yantai Co., Ltd.	Yantai, China	100%	December 31	April 19, 2010	Manufacture display products	CNY	1,008
Nanumnuri Co., Ltd.	Gumi, South Korea	100%	December 31	March 21, 2012	Provide janitorial services	KRW	800
LG Display (China) Co., Ltd.	Guangzhou, China	70%	December 31	December 10, 2012	Manufacture and sell display products	CNY	8,232
Unified Innovative Technology, LLC	Wilmington, U.S.A.	100%	December 31	March 12, 2014	Manage intellectual property	USD	9
LG Display Guangzhou Trading Co., Ltd.	Guangzhou, China	100%	December 31	April 28, 2015	Sell display products	CNY	1.2
Global OLED Technology, LLC	Sterling , U.S.A.	100%	December 31	December 18, 2009	Manage OLED intellectual property	USD	138
LG Display Vietnam Haiphong Co., Ltd. (*2)	Haiphong Vietnam	100%	December 31	May 5, 2016	Manufacture display products	USD	600
Suzhou Lehui Display Co., Ltd.	Suzhou, China	100%	December 31	July 1, 2016	Manufacture and sell LCD module and LCD monitor sets	CNY	637
LG DISPLAY FUND I LLC(*3)	Wilmington, U.S.A.	100%	December 31	May 1, 2018	Invest in venture business and acquire technologies	USD	6
LG Display High-Tech (China) Co., Ltd.(*4)	Guangzhou, China	75%	December 31	July 11, 2018	Manufacture and sell display products	CNY	14,570
Money Market Trust	Seoul, South Korea	100%	December 31	—	Money market trust	KRW	34,700

(*1)	On July 1, 2019, LG Display Poland Sp. z o.o. commenced the liquidation process.
(*2)	For the year ended December 31, 2019, the Controlling Company contributed  ~~W~~  342,680 million in cash for the capital increase of LG Display Vietnam Haiphong Co., Ltd. (“LGDVN”).
(*3)	For the year ended December 31, 2019, the Controlling Company contributed  ~~W~~  4,073 million in cash for the capital increase of LG DISPLAY FUND I LLC.
(*4)
For the year ended December 31, 2019, the Controlling Company contributed

~~W~~

1,045,393 million in cash for the capital increase of LG Display High-Tech (China) Co., Ltd. (“LGDCO”). Meanwhile, additional contribution from LG Display Guangzhou Co., Ltd. and non-controlling
interest amounted to

~~W~~

32,329 million and

~~W~~

276,396 million, respectively. The Group’s ownership percentage in LGDCO increased from 69% to 75% as a result of these additional investments.

~~W~~

603,493 million,

~~W~~

90,281 million and

~~W~~

11,120 million, respectively, are attributable to the Controlling Company over the distributed dividends from consolidated subsidiaries for the years ended December 31, 2017, 2018 and 2019.